Expense Example - Class K Shares - BlackRock Emerging Markets Bond Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,725